N-2	Dec. 31, 2022 shares
Cover [Abstract]
Entity Central Index Key	0001756908
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	PIMCO Energy and Tactical Credit Opportunities Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Strategy Overview
The Fund’s primary investment objective is to seek total return, with a secondary objective to seek to provide high current income.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:
»	Exposure to c-corp midstream equities contributed to absolute performance as the asset class posted positive returns.
»	Exposure to MLP midstream equities contributed to absolute performance as the asset class posted positive returns.
»	Exposure to Venture Global, a U.S. LNG supplier, contributed to absolute performance as the security posted positive returns.
»	Exposure to exploration and production (E&P) equities contributed to absolute performance as the asset class posted positive returns.
»	Exposure to high-yield corporate credit contributed to absolute performance as the asset class posted positive returns.
»	There were no notable detractors over the period.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	44,707